Summary of Significant Accounting Policies - Summary of Supplementary Cash Flow Information (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplemental Non-Cash Transactions:
Capital expenditures included in accounts payable and accrued liabilities	$ 38,205	$ 30,712	$ 40,626,000	$ 13,832,000	$ 30,125,000
Fair value of assets acquired					75,519,000
Fair value of liabilities assumed					75,519,000
Capital lease transaction				124,300,000
Supplemental Cash Flow Information:
Interest paid, net of amounts capitalized	$ 23,635	$ 25,405	$ 47,994,000	$ 55,254,000	$ 37,247,000